LEASES Schedule of Leases (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability		$ 125	$ 100
Operating Lease, Right-of-Use Asset	[1]	423	435
Operating Lease, Liability, Current	[2]	117	109
Operating Lease, Liability, Noncurrent	[3]	308	324
Operating Lease, Liability		425	433
Finance Lease, Right-of-Use Asset, Gross		3	3
Finance Lease, Right-of-Use Asset, Accumulated Depreciation		2	2
Finance Lease, Right-of-Use Asset, after Accumulated Amortization		1	1
Finance Lease, Liability, Current		0	1
Finance Lease, Liability, Noncurrent		2	2
Finance Lease, Liability		2	3
Lessee, Lease, Description [Line Items]
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability		$ 125	$ 100

[1]	Included in "Deferred charges and other assets" in the Consolidated Balance Sheet.
[2]	Included in "Accrued and other current liabilities" in the Consolidated Balance Sheet.
[3]	Included in "Other noncurrent obligations" in the Consolidated Balance Sheet.